UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04919
______________________________________________

UBS Series Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments — September 30, 2007 (unaudited)

Common stocks—62.01%

	Number of
Security description	shares	Value ($)

Air freight & couriers—1.01%
FedEx Corp.	3,700	387,575

Auto components—2.19%
BorgWarner, Inc.	3,600	329,508

Johnson Controls, Inc.	4,300	507,873

		837,381

Banks—5.13%
Bank of New York Mellon Corp.	12,100	534,094

City National Corp.	1,500	104,265

Fifth Third Bancorp	9,700	328,636

PNC Financial Services Group	3,100	211,110

Wells Fargo & Co.	22,000	783,640

		1,961,745

Beverages—0.96%
Anheuser-Busch Cos., Inc.	3,400	169,966

Constellation Brands, Inc., Class A*	8,200	198,522

		368,488

Biotechnology—1.54%
Amgen, Inc.*	1,500	84,855

Genzyme Corp.*	6,200	384,152

Millennium Pharmaceuticals, Inc.*	11,800	119,770

		588,777

Building products—0.95%
Masco Corp.	15,700	363,769

Computers & peripherals—0.64%
Dell, Inc.*	8,900	245,640

Diversified financials—6.47%
Citigroup, Inc.	19,000	886,730

Discover Financial Services*	6,050	125,840

Federal Home Loan Mortgage Corp.	4,100	241,941

J.P. Morgan Chase & Co.	9,300	426,126

Morgan Stanley	11,600	730,800

The Blackstone Group LP*	2,497	62,625

		2,474,062

Diversified telecommunication services—2.26%
AT&T, Inc.	8,700	368,097

Sprint Nextel Corp.[1]	26,088	495,672

		863,769

Electric utilities—2.78%
American Electric Power Co., Inc.	4,800	221,184

Exelon Corp.[1]	9,800	738,528

Pepco Holdings, Inc.	3,800	102,904

		1,062,616

	Number of
Security description	shares	Value ($)

Energy equipment & services—1.92%
ENSCO International, Inc.	3,200	179,520

GlobalSantaFe Corp.	3,200	243,264

Halliburton Co.	8,100	311,040

		733,824

Food & drug retailing—0.84%
Sysco Corp.	9,000	320,310

Gas utilities—0.99%
NiSource, Inc.	5,800	111,012

Sempra Energy	4,600	267,352

		378,364

Health care equipment & supplies—0.88%
Medtronic, Inc.	4,600	259,486

Millipore Corp.*	1,000	75,800

		335,286

Health care providers & services—0.90%
Pharmaceutical Product Development, Inc.	2,500	88,600

UnitedHealth Group, Inc.	5,300	256,679

		345,279

Hotels, restaurants & leisure—1.00%
Carnival Corp.	7,900	382,597

Household durables—0.57%
Fortune Brands, Inc.	2,700	220,023

Industrial conglomerates—1.74%
General Electric Co.	16,100	666,540

Insurance—1.63%
AFLAC, Inc.	2,900	165,416

Allstate Corp.	3,800	217,322

Hartford Financial Services Group, Inc.	2,600	240,630

		623,368

Internet & catalog retail—0.93%
Amazon. com, Inc.*	3,800	353,970

Internet software & services—1.10%
Google, Inc., Class A*	300	170,181

Yahoo!, Inc.*	9,300	249,612

		419,793

Leisure equipment & products—0.24%
Harley-Davidson, Inc.	2,000	92,420

Machinery—2.07%
Illinois Tool Works, Inc.	9,100	542,724

PACCAR, Inc.	2,900	247,225

		789,949

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments — September 30, 2007 (unaudited)

Common stocks—(concluded)

	Number of
Security description	shares	Value ($)

Media—3.15%
Comcast Corp., Class A*	7,300	176,514

McGraw-Hill Cos., Inc.	2,400	122,184

News Corp., Class A	11,100	244,089

Omnicom Group, Inc.	5,500	264,495

R.H. Donnelley Corp.*	3,620	202,792

Viacom, Inc., Class B*	5,000	194,850

		1,204,924

Metals & mining—0.41%
Peabody Energy Corp.	3,300	157,971

Multi-line retail—1.48%
Costco Wholesale Corp.	6,000	368,220

Target Corp.	3,100	197,067

		565,287

Oil & gas—1.67%
Chevron Corp.	2,000	187,160

EOG Resources, Inc.	2,900	209,757

Exxon Mobil Corp.	2,600	240,656

		637,573

Pharmaceuticals—6.44%
Allergan, Inc.	8,100	522,207

Bristol-Myers Squibb Co.	6,700	193,094

Cephalon, Inc.*	1,400	102,284

Johnson & Johnson	4,800	315,360

Medco Health Solutions, Inc.*	2,800	253,092

Merck & Co., Inc.	8,500	439,365

Schering-Plough Corp.	4,800	151,824

Wyeth	10,900	485,595

		2,462,821

Road & rail—1.21%
Burlington Northern Santa Fe Corp.	5,700	462,669

Semiconductor equipment & products—4.06%
Analog Devices, Inc.	11,700	423,072

Intel Corp.	27,100	700,806

Linear Technology Corp.	5,300	185,447

Xilinx, Inc.	9,300	243,102

		1,552,427

Software—4.27%
BEA Systems, Inc.*	11,800	163,666

Citrix Systems, Inc.*	5,600	225,792

	Number of
Security description	shares	Value ($)

Software—(concluded)
Intuit, Inc.*	5,700	172,710

Microsoft Corp.	23,200	683,472

Red Hat, Inc.*	2,900	57,623

Symantec Corp.*	16,963	328,743

		1,632,006

Specialty retail—0.25%
Chico’s FAS, Inc.*	6,900	96,945

Textiles & apparel—0.33%
Coach, Inc.*	2,700	127,629

Total common stocks (cost—$20,037,950)		23,715,797

	Face
	amount ($)

US government obligations—3.30%
US Treasury Bonds
4.750%, due 02/15/37	370,000	364,884

6.250%, due 08/15/23	230,000	264,230

6.250%, due 05/15/30	40,000	47,550

6.625%, due 02/15/27	35,000	42,533

US Treasury Notes
4.500%, due 03/31/09	30,000	30,232

4.625%, due 11/15/16	70,000	70,345

4.875%, due 06/30/12	430,000	442,027

Total US government obligations (cost—$1,232,077)		1,261,801

Mortgage & agency debt securities—12.17%
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 4A1 5.358%, due 03/25/35	54,698	53,331

Series 2007-3, Class 2A1 5.650%, due 05/25/47	98,527	99,244

CS First Boston Mortgage Securities Corp.,
Series 2005-11, Class 4A1
7.000%, due 12/25/35	178,289	182,463

Federal Home Loan Bank Certificates
5.375%, due 05/18/16	115,000	118,354

5.500%, due 08/13/14	205,000	213,161

Federal Home Loan Mortgage Corporation Certificates
4.500%, due 12/01/34	207,519	192,826

5.375%, due 12/27/11	145,000	145,329

5.500%, due 03/01/37	97,726	95,692

5.500%, due 07/01/37	223,028	218,386

5.600%, due 10/17/13	100,000	100,856

Federal Home Loan Mortgage Corporation Certificates ARM
5.229%, due 05/01/37	96,337	95,931

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments — September 30, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Mortgage & agency debt securities—(concluded)
Federal National Mortgage Association Certificates
4.375%, due 09/13/10	145,000	144,742

5.375%, due 06/12/17	170,000	174,209

5.500%, due 10/01/17	95,386	95,463

5.500%, due 01/01/34	117,553	115,470

5.500%, due 11/01/34	197,149	193,622

5.500%, due 03/01/37	98,684	96,661

5.500%, due 04/01/37	222,193	217,637

6.070%, due 05/12/16	105,000	105,873

6.500%, due 01/01/36	481,113	494,254

Federal National Mortgage Association Certificates ARM
4.612%, due 09/01/35	114,608	112,067

Federal National Mortgage Association Certificates TBA
5.000%, TBA	100,000	95,375

FNMA REMIC,
Series 2001-69, Class PN 6.000%, due 04/25/30	4,221	4,209

Series 2001-T4, Class A1 7.500%, due 07/25/41	146,821	154,535

Series 2002-T19, Class A1 6.500%, due 07/25/42	181,741	187,300

Government National Mortgage Assocation Certificates
6.500%, due 04/15/31	98,326	100,835

J.P. Morgan Alternative Loan Trust, Series 2006-A4, Class A7
6.300%, due 09/25/36	175,000	177,224

Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class B
5.525%, due 07/12/46[2]	25,000	23,557

MLCC Mortgage Investors, Inc., Series 2006-2, Class 4A
5.804%, due 05/25/36[2]	160,171	161,002

WAMU Mortgage Pass-Through Certificates,
Series 2007-HY1, Class 3A3 5.884%, due 02/25/37[2]	100,000	99,265

Series 2007-HY7, Class 2A2 5.901%, due 07/25/37[2]	96,640	97,552

Series 2007-HY7, Class 3A1 5.920%, due 07/25/37[2]	122,891	123,141

Wells Fargo Mortgage Backed Securities Trust,
Series 2007-11, Class B1 6.000%, due 08/25/37	124,881	115,425

Series 2007-AR4, Class A1 6.032%, due 08/25/37	48,694	48,706

Total mortgage & agency debt securities (cost—$4,647,921)		4,653,697

	Face
	amount ($)	Value ($)

Commercial mortgage-backed securities—3.43%
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class B 5.965%, due 05/10/45[2]	25,000	24,177

Series 2006-5, Class B 5.463%, due 09/10/47	25,000	23,435

Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3 5.914%, due 03/15/49[2]	50,000	50,905

Series 2006-C5, Class A4 5.431%, due 10/15/49	50,000	49,537

Series 2007-C6, Class A4 5.889%, due 12/10/49[2]	75,000	75,820

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class B
5.447%, due 12/11/49[2]	25,000	23,276

Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class B
6.021%, due 06/15/38	25,000	24,208

First Union-Lehman Brothers Commercial Mortgage, Series 1997-C2, Class A3
6.650%, due 11/18/29	3,438	3,430

GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4
5.518%, due 03/10/44[2]	75,000	74,642

GS Mortgage Securities Corp. II,
Series 2006-RR2, Class A1 5.686%, due 06/23/46[2,3]	150,000	141,863

Series 2007-GG10, Class C 5.993%, due 08/10/45[2]	25,000	23,776

Hilton Hotel Pool Trust, Series 2000-HLTA, Class A1
7.055%, due 10/03/15[3]	213,960	219,502

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP5, Class A4 5.179%, due 12/15/44[2]	230,000	227,384

Series 2006-LDP8, Class A4 5.399%, due 05/15/45	75,000	74,175

Series 2006-LDP8, Class B 5.520%, due 05/15/45	25,000	23,375

Mach One Trust Commercial Mortgage, Series 2004-1A, Class A1
3.890%, due 05/28/40[3]	33,349	33,172

Merrill Lynch Mortgage Trust, Series 2007-C1, Class B
6.022%, due 06/12/50	25,000	23,903

Morgan Stanley Mortgage Loan Trust, Series 2006-1AR, Class 2A
5.956%, due 02/25/36[2]	126,831	129,063

Washington Mutual, Series 2002-AR17, Class 1A
6.183%, due 11/25/42[2]	63,916	64,146

Total commercial mortgage-backed securities (cost—$1,301,449)		1,309,789

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments — September 30, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Collateralized debt obligation[4]—0.38%

G-Force CDO Ltd., Series 2006-1A, Class A3
5.600%, due 09/27/46 (cost—$148,630)	150,000	145,852

Asset-backed securities—1.69%
Capital One Auto Finance Trust, Series 2005-D, Class A4
5.793%, due 10/15/12[2]	50,000	49,157

Citibank Credit Card Issuance Trust,
Series 2002-A8, Class A8 6.009%, due 11/07/11[2]	50,000	49,939

Series 2003-A9, Class A9 5.590%, due 11/22/10[2]	50,000	49,946

Conseco Finance Securitizations Corp., Series 2000-5, Class A5
7.700%, due 02/01/32	72,292	72,412

Fieldstone Mortgage Investment Corp., Series 2006-S1, Class A
5.351%, due 01/25/37[2,3]	22,049	21,442

First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FFB, Class A2
5.261%, due 12/25/26[2]	20,065	18,356

Greenpoint Home Equity Loan Trust, Series 2004-3, Class A
5.983%, due 03/15/35[2]	18,836	18,561

Home Equity Mortgage Trust,
Series 2006-3, Class A1 5.472%, due 09/25/36[2]	13,136	12,257

Series 2006-5, Class A1 5.500%, due 01/25/37[2]	51,228	46,905

Series 2006-6, Class 2A1 5.231%, due 03/25/37[2]	18,247	16,798

Merrill Lynch First Franklin Mortgage Loan, Series 2007-A, Class A1
6.231%, due 10/25/27[2]	29,489	29,454

Merrill Lynch Mortgage Investors Trust,
Series 2006-SL1, Class A
5.311%, due 09/25/36[2]	8,999	8,857

Morgan Stanley Mortgage Loan Trust, Series 2006-14SL, Class A1
5.291%, due 11/25/36[2]	19,007	17,321

Nomura Asset Acceptance Corp., Series 2006-S4, Class A1
5.301%, due 08/25/36[2]	17,017	16,124

Pinnacle Capital Asset Trust, Series 2006-A, Class B
5.510%, due 09/25/09[3]	200,000	199,889

SACO I Trust, Series 2006-5, Class 2A1
5.281%, due 05/25/36[2]	24,125	20,225

Total asset-backed securities (cost—$652,654)		647,643

Corporate bonds—4.96%

Automobile OEM—0.79%
Ford Motor Credit Co.
5.800%, due 01/12/09	250,000	241,466

General Motors Acceptance Corp.
6.875%, due 09/15/11	65,000	61,858

		303,324

	Face
	amount ($)	Value ($)

Corporate bonds—(continued)

Banking-non-US—0.07%
Royal Bank of Scotland Group PLC, Series 1
9.118%, due 03/31/10[5]	25,000	26,769

Banking-US—1.30%
Bank of America Corp.
5.420%, due 03/15/17	100,000	97,229

Bank One Corp.
7.875%, due 08/01/10	40,000	42,797

Citigroup, Inc.
5.000%, due 09/15/14	101,000	97,356

5.625%, due 08/27/12	50,000	50,586

HSBC Finance Corp.
6.750%, due 05/15/11	90,000	93,867

J.P. Morgan Chase & Co.
6.750%, due 02/01/11	75,000	78,796

Wells Fargo & Co.
6.375%, due 08/01/11	35,000	36,205

		496,836

Brokerage—0.50%
Bear Stearns Co., Inc.
5.550%, due 01/22/17	20,000	18,879

Goldman Sachs Group, Inc.
6.875%, due 01/15/11	30,000	31,398

Lehman Brothers Holdings, Inc.
6.500%, due 07/19/17	15,000	15,202

Morgan Stanley
6.750%, due 04/15/11	120,000	125,416

		190,895

Cable—0.25%
Comcast Cable Communications, Inc.
6.750%, due 01/30/11	90,000	93,348

Chemicals—0.16%
ICI Wilmington, Inc.
4.375%, due 12/01/08	60,000	59,705

Consumer products-durables—0.11%
Fortune Brands, Inc.
5.375%, due 01/15/16	45,000	42,674

Consumer products-nondurables—0.12%
Avon Products, Inc.
7.150%, due 11/15/09	45,000	47,168

Electrical-integrated—0.17%
Dominion Resources, Inc.
5.950%, due 06/15/35	30,000	28,116

PSEG Power
6.950%, due 06/01/12	35,000	36,916

		65,032

Entertainment—0.08%
Time Warner, Inc.
6.875%, due 05/01/12	30,000	31,479

Finance-noncaptive consumer—0.30%
Capital One Financial
5.500%, due 06/01/15	25,000	23,819

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments — September 30, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds—(concluded)

Finance-noncaptive consumer—(concluded)
Residential Capital Corp.
6.125%, due 11/21/08	30,000	26,850

Residential Capital LLC
6.224%, due 06/09/08[2]	25,000	23,000

6.375%, due 06/30/10	50,000	41,500

		115,169

Finance-noncaptive diversified—0.13%
International Lease Finance Corp.
3.500%, due 04/01/09	50,000	48,968

Food processors/beverage/bottling—0.10%
SABMiller PLC
6.500%, due 07/01/16[3]	35,000	35,862

Gas pipelines—0.09%
Kinder Morgan Energy Partners
5.800%, due 03/15/35	40,000	35,324

Pharmaceuticals—0.10%
Allergan, Inc.
5.750%, due 04/01/16	40,000	39,525

Real estate investment trust—0.09%
Prologis
5.625%, due 11/15/15	35,000	33,544

Specialty retail—0.06%
CVS Caremark Corp.
5.750%, due 06/01/17	25,000	24,401

Telecom-wirelines—0.15%
Telecom Italia Capital
5.250%, due 11/15/13	60,000	58,230

Wireless telecommunication services—0.39%
Sprint Capital Corp.
8.750%, due 03/15/32	80,000	91,739

Verizon New York, Inc., Series A
6.875%, due 04/01/12	55,000	57,937

		149,676

Total corporate bonds (cost—$1,943,578)		1,897,929

	Number of
	shares	Value ($)

Investment companies6*—9.55%
UBS High Yield Relationship Fund	83,736	1,847,207

UBS U.S. Small Cap Equity Relationship Fund	35,984	1,803,408

Total investment companies (cost—$2,843,385)		3,650,615

	Face
	amount ($)

Repurchase agreement—3.46%
Repurchase agreement dated 09/28/07 with State Street Bank & Trust Co., 3.600% due 10/01/07, collateralized by $1,167,118 US Treasury Bonds, 6.250% due 08/15/23; (value—$1,349,481); proceeds: $1,323,397 (cost—$1,323,000)	1,323,000	1,323,000

	Number of
	shares

Money market funds[7]—0.00%
DWS Money Market Series
5.250%	87	87

UBS Private Money Market Fund LLC[6]
5.209%	2	2

Total money market funds (cost—$89)		89

Total investments (cost—$34,130,733)[8,9,10] — 100.95%		38,606,212

Liabilities in excess of other assets — (0.95)%		(363,427)

Net assets — 100.00%		38,242,785

*	Non-income producing security.

1	Security, or portion thereof, was on loan at September 30, 2007.

2	Floating rate security. The interest rate shown is the current rate as of September 30, 2007.

3	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.70% of net assets as of September 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	The security detailed in the table below, which represents 0.38% of net assets, is considered illiquid and restricted as of September 30, 2007:

Value at
			Acquisition cost		09/30/07 as
	Acquisition	Acquisition	as a percentage	Value at	a percentage
Illiquid and restricted security	date	cost ($)	of net assets (%)	09/30/07 ($)	of net assets (%)

G-Force CDO Ltd., Series 2006-1A, Class A3 5.600%, due 09/27/46	08/03/06	148,630	0.39	145,852	0.38

5	Perpetual bond security. The maturity date reflects the next call date.

6	The table below details the Portfolio’s transaction activity in affiliated issuers for the nine months ended September 30, 2007.

							Net income
		Purchases	Sales	Net realized	Net unrealized		earned from
		during the	during the	gains for the	gain/loss for the		affiliate for the
		nine months	nine months	nine months	nine months		nine months
	Value at	ended	ended	ended	ended	Value at	ended
Security description	12/31/06 ($)	09/30/07 ($)	09/30/07 ($)	09/30/07 ($)	09/30/07 ($)	09/30/07 ($)	09/30/07 ($)

UBS High Yield Relationship Fund	966,361	1,000,000	200,000	43,872	36,974	1,847,207	-

UBS Private Money Market Fund LLC	1,608,147	2,861,146	4,469,291	-	-	2	153

UBS US Small Cap Equity Relationship Fund	2,144,129	-	500,000	171,464	(12,185)	1,803,408	-

7	Rates shown reflect yield at September 30, 2007.

8	Includes $697,900 of investments in securities on loan, at value. The custodian held a US government security having an aggregate value of $742,962 as collateral for portfolio securities loaned as follow:

Principal
amount		Maturity	Interest
(000) ($)		date	rate (%)	Value ($)

738	US Treasury Inflation Index Bonds	01/15/26	2.000	742,962

9	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at September 30, 2007 were $5,004,395 and $528,916 respectively, resulting in net unrealized appreciation of investments of $4,475,479.

10	The Portfolio calculates net asset values based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; the value of actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities would be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

ARM	Adjustable Rate Mortgage. The interest rate shown is the current rate as of September 30, 2007.

CDO	Collateralized Debt Obligation

FNMA	Federal National Mortgage Association

GS	Goldman Sachs

MLCC	Merrill Lynch Credit Corporation

OEM	Original Equipment Manufacturer

REMIC	Real Estate Mortgage Investment Conduit

TBA	(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

WAMU	Washington Mutual

Issuer breakdown by country of origin	Percentage of total investments (%)

United States	97.7

Cayman Islands	1.0

Panama	1.0

United Kingdom	0.2

Italy	0.1

Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated June 30, 2007.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2007